Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-capital losses available for future periods - US [Member[
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 29,390,000	$ 14,880,000
Expiry Date Range	2036 to indefinite	2036 to indefinite
Non-capital losses available for future periods - Canada [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 20,664,000	$ 17,215,000
Expiry Date Range	2026 to 2040	2026 to 2039
Allowable capital losses [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 14,077,000	$ 13,304,000
Expiry Date Range	No expiry date	No expiry date
Property and equipment [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 128,000	$ 273,000
Expiry Date Range	No expiry date	No expiry date
Intangible asset [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 853,000	$ 6,364,000
Expiry Date Range	No expiry date	No expiry date
Exploration and evaluation assets [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 5,446,000	$ 5,446,000
Expiry Date Range	No expiry date	No expiry date
Share issuance costs [Member]
Income Taxes (Details) - Schedule of deferred income taxes unused tax credits and unused tax losses [Line Items]
Temporary differences, unused tax credits and unused tax losses	$ 2,724,000	$ 401,000
Expiry Date Range	2040 to 2044	2040 to 2043